Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Invesco Dynamic Credit Opportunities Fund

1555 Peachtree Street, N.E.

Atlanta, GA 30309

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22043

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act").

(1)Title of the class of securities of Invesco Dynamic Credit Opportunities Fund (the

"Fund") to be redeemed:

Variable Rate Demand Preferred Shares, Series W-7, Liquidation Preference $100,000.00 per share (CUSIP # 46132R 708).

(2)Date on which the securities are expected to be called or redeemed:

Variable Rate Demand Preferred Shares

Series	Date
Series W-7	On or about June 7, 2021

This redemption may be effected on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

The Fund reserves the right to postpone or cancel the redemption in its sole discretion.

(3)Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Variable Rate Demand Preferred Shares are to be redeemed pursuant to Section 10(a)(i) of the Statement of Preferences of Variable Rate Demand Preferred Shares of the Fund, as amended.

(4)The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all outstanding Variable Rate Demand Preferred Shares, as set forth below:

Variable Rate Demand Preferred Shares

Series	Number of Shares
Series W-7	1,000

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 7th day of May, 2021.

INVESCO DYNAMIC CREDIT

OPPORTUNITIES FUND

By: /s/Elizabeth Nelson

Name: Elizabeth Nelson

Title: Assistant Secretary